Annual Total Returns - BlackRock Mid Cap Dividend Fund (Class K) [BarChart] - BlackRock Mid Cap Dividend Fund - Class K	Aug. 28, 2020
Bar Chart Table:
Annual Return 2010	26.07%	[1]
Annual Return 2011	(0.26%)
Annual Return 2012	13.62%
Annual Return 2013	33.72%
Annual Return 2014	6.68%
Annual Return 2015	(6.69%)
Annual Return 2016	22.77%
Annual Return 2017	8.82%
Annual Return 2018	(9.46%)
Annual Return 2019	29.65%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal period ended January 31, 2010 in a settlement of litigation.